Note 2 - Summary of Significant Accounting Policies (Details)		1 Months Ended	12 Months Ended
	Dec. 17, 2014 $ / shares shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 $ / shares
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Guarantee Deposits		¥ 4,536,000	¥ 12,398,000		¥ 4,536,000
Other than Temporary Impairment Losses, Investments			¥ 0		¥ 0	¥ 0
Accounts Receivable Individually Reviewed for Collectability Period, Past Due			90 days	90 days
Number of Reportable Segments			3	3	3	3
Goodwill, Impairment Loss			¥ 0	$ 0	¥ 0	¥ 0
Amortization of Intangible Assets			11,571,000	$ 1,786,000	16,826,000	13,665,000
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)			0		0	0
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months			5,204,000
Finite-Lived Intangible Assets, Amortization Expense, Year Two			3,881,000
Finite-Lived Intangible Assets, Amortization Expense, Year Three			3,667,000
Finite-Lived Intangible Assets, Amortization Expense, Year Four			2,502,000
Finite-Lived Intangible Assets, Amortization Expense, Year Five			658,000
Finite-Lived Intangible Assets, Amortization Expense, after Year Five			89,000
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable		257,491,000	¥ 268,829,000		257,491,000		$ 41,500,000
Treasury Stock, Shares, Acquired (in Shares) | shares			2,261,100	2,261,100
Payments for Repurchase of Common Stock			¥ 6,276,000	$ 969,000
Allocated Share-based Compensation Expense			¥ 17,653,000		¥ 23,598,000	¥ 45,317,000
Policy Cancellation Actual Commission and Fee Adjustments as Percentage of Total Commission and Fee Revenues			0.20%	0.20%	0.20%	0.20%
Excise and Sales Taxes			¥ 157,234,000		¥ 120,965,000	¥ 99,931,000
Number of Subsidiaries or Variable Interest Entities that Met VAT Reform Requirements			7	7
Business Combination, Contingent Consideration Arrangements, Change in Amount of Contingent Consideration, Liability			¥ 0		0	0
Cash and Cash Equivalents Denominated in Reporting Currency		¥ 2,080,842,000	¥ 1,115,296,000		2,080,842,000
Number of Operating Segments			3	3
Advertising Expense			¥ 5,696,000		6,553,000	¥ 5,724,000
China, Yuan Renminbi
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Foreign Currency Exchange Rate, Translation			6.4778				6.4778
Value-added Taxes [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Excise and Sales Taxes			¥ 16,370,000		¥ 14,997,000
Employee Companies [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares) | shares		150,000,000
Stockholders' Equity Note, Subscriptions Receivable, Interest Rate	3.00%	3.00%
Employee Companies [Member] | Share Purchase Agreements, Share Price 1 [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares) | shares		100,000,000			100,000,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares								$ 0.27
Employee Companies [Member] | Share Purchase Agreements, Share Price 2 [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares) | shares	50,000,000	50,000,000
Shares Issued, Price Per Share (in Dollars per share) | $ / shares	$ 0.29							$ 0.29
Maximum [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Cost Method Investments Ownership Percentage			20.00%	20.00%
Maximum [Member] | Employee Companies [Member]
Note 2 - Summary of Significant Accounting Policies (Details) [Line Items]
Stockholders' Equity Note, Subscriptions Receivable, Term	2 years	2 years